SHAREHOLDER LETTER

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Your Fund's Goal: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund invests in the equity securities of companies that have paid consistently rising dividends over the past 10 years.
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Dear Shareholder:

This annual report for Franklin Rising Dividends Fund covers the 12-month period ended September 30, 2000.

ECONOMIC OVERVIEW

The 12 months under review saw robust domestic economic activity with only modest inflation. U.S. economic growth, as measured by real gross domestic product (GDP), peaked at a surprisingly strong 8.3% annualized growth rate during the final quarter of 1999, followed by a slowing growth trend that averaged an annualized 5.2% over the first half of 2000 and an estimated 2.7% in the third quarter.(1) The historically high level of economic output during the first nine months of the Fund's fiscal year was tempered somewhat, however, by increased interest rates and higher energy costs during third quarter 2000. Nevertheless, consumer confidence remained strong, unemployment hit a 30-year low and technology continued to drive productivity increases.


CONTENTS

Shareholder Letter .....................     1

Performance Summary ....................     8

Financial Highlights &
Statement of Investments ...............    12

Financial Statements ...................    17

Notes to Financial Statements ..........    20

Independent Auditors' Report ...........    23

Tax Designation ........................    24

[FUND CATEGORY PYRAMID]

1. Source: Bureau of Economic Analysis (BEA), 9/28/00.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 15.

The Federal Reserve Board (the Fed) remained concerned that, during most of the review period, the economy was growing beyond its capacity to expand at a non-inflationary rate. The Fed expressed a particular concern about tight labor markets as the unemployment rate hovered at or near 3.9% throughout the year. As a result, the Fed took an aggressive posture toward mitigating inflationary tendencies and increased the federal funds target rate to 6.5% during the reporting period, up from 5.25% a year earlier. By late spring, high short-term interest rates, rising energy costs and lower stock prices -- particularly in such technology sectors as e-commerce -- caused economic activity to begin to cool in line with the Fed's plans for a much-desired soft landing of the U.S. economy. Consequently, long-term Treasury bond yields, as represented by the benchmark 30-year Treasury, rose from 6.05% at the beginning of the reporting period, then fell substantially from a January peak of 6.75% as the bond market rallied throughout the summer, ultimately settling to 5.89% on September 30, 2000. Policy makers and market participants tried to determine the likely duration and depth of the slowdown following the most recent, mid-May interest rate increase. We believe policy implications depend on the economy's future direction. If the economy strengthens, then additional increases in the federal funds rate are likely. On the other hand, if the economy weakens further, policy makers could decide to lower interest rates.

During the first half of the Fund's fiscal year, stocks of most "new economy" companies -- those involved in technology, telecommunications and biotechnology -- soared while many "old economy" stocks declined in price even as they stood to reap the benefits of new economy business and information innovations. This caused valuations of the favored stocks to reach historically high levels while many other stocks appeared priced for a recession. From our perspective, the performance of these two groups became much more balanced as "new economy" stocks grew quite volatile when they were besieged by lowered profit expectations and investors' growing interest-rate concerns during the second half of the Fund's fiscal year. Although some "new economy" stocks continued to shine, many faltered as evidenced by a decline in the technology-heavy Nasdaq Composite Index, which plummeted 27.2% from its high of 5048.6 on March 10, 2000, through the end of the reporting period.(2) At the same time, many "old economy" stocks recovered nicely from their lows set during the February to March period. In our assessment, however, a wide gulf in relative valuations persisted through the end of the reporting period, with stocks of some companies discounting extremely high long-term growth rates while others were priced as if they would no longer be able to approach their historical growth rates.

PORTFOLIO NOTES

Our investment strategy is based on our belief that companies with consistently rising dividends should, over time, also realize appreciation in their stock prices. We select portfolio securities based on several criteria. To be eligible for purchase, stocks must pass certain investment "screens," or screening procedures, requiring consistent and substantial dividend increases, strong balance sheets and relatively low price-to-earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.

"... a wide gulf in relative valuations persisted through the end of the reporting period. ..."


2. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market(R). The index is market-value weighted and includes over 4,400 companies (as of 9/30/00).

A good example of a rising dividends company in the portfolio is Dover Corporation, a diversified industrial product manufacturer. Dover recently lifted its dividend for the 40th consecutive year. Over this long period, its earnings per-share (EPS) growth rate has averaged about 13%. Over the past 10 years, Dover's EPS growth rate has also been about 13%. If you exclude its now-divested elevator business, Dover's EPS growth rate increases to 18% over the 10-year period. And last year, the company's EPS growth rate was a robust 31%. All of these growth rates far exceed the historical earnings growth rate of the Standard & Poor's 500(R) (S&P 500(R)) Composite Index, yet Dover's price-to-earnings multiple of 18.3 times 2000 consensus estimates is well below the comparable average multiple of 23.5 times for the S&P 500.(3)

Another example is National Commerce Bancorporation (NCBC). NCBC has increased its dividend for 25 consecutive years. Over the past 10 years, its dividends grew at a 16% annual rate while EPS has grown at a 15% rate. NCBC's return on equity has consistently exceeded 18%. These results have been driven by 18% average annual revenue growth over the 10-year period, strong and improving cost control, and what we assess as pristine asset quality. Nevertheless, NCBC's price-to-earnings multiple is only 15.7 times the consensus estimates for 2000.

The portfolio's top-performing position during the period was State Street, which provides a variety of services to institutional investors worldwide. We believe the market is now recognizing State Street as a dominant global information processing company rather than thinking of it as just a bank. Our position


3. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly-traded companies.

in Washington Mutual also delivered strong gains as investors appeared to factor an end to the Fed's tightening cycle into interest-rate-sensitive issues. Due to the lag in adjustable rate mortgage re-pricing, Washington Mutual's earnings could improve significantly if Fed tightening is actually over. Our holdings in American International Group responded quite favorably to the increase in premiums for commercial property and casualty insurance. Alberto-Culver, which has had success with its Sally Beauty Supply distribution business, also performed well during the period.

The Fund also benefited from increased merger and acquisition activity during the period. ReliaStar Financial, a life insurance company, agreed to be acquired by ING Groep in a cash transaction at a substantial premium to its pre-acquisition trading level. Block Drug Company, which makes health care and dental products, announced that they had hired an investment banker to review strategic alternatives for enhancing shareholder value.

The period under review did have its disappointments. One stock that negatively impacted our performance was West Pharmaceutical Services. West has three main businesses; its first and largest unit, which focuses on the design and production of packaging components for pharmaceutical and health care companies, performed well. The second unit, its newest business segment, identifies and develops drug delivery systems for biopharmaceutical and other drugs. Although not yet generating any material revenues for the company, we believe this unit's products are moving smoothly through the development phase, and the future appears bright. West's third unit provides contract

TOP 10 EQUITY HOLDINGS
9/30/00


COMPANY                                                         % OF TOTAL
SECTOR                                                          NET ASSETS
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                         6.9%
Retail Trade

West Pharmaceutical                                               4.6%
Services Inc.
Health Technology

Alberto-Culver Co., A                                             4.3%
Consumer Non-Durables

Washington Mutual Inc.                                            4.1%
Finance

Reynolds & Reynolds Co., A                                        3.9%
Technology Services

Leggett & Platt Inc.                                              3.7%
Consumer Durables

National Commerce Bancorp.                                        3.6%
Finance

Teleflex, Inc.
Producer Manufacturing                                            3.3%

Dover Corp.                                                       3.1%
Producer Manufacturing

State Street Corp.                                                3.0%
Finance

manufacturing and packaging services to pharmaceutical and personal care companies. This is where West recently delivered disappointing operating results. It is expected that this business will either recover later in the year or be divested. The company's period-end stock price assumed little growth in any of these businesses.

During the period, we eliminated or reduced many portfolio positions to raise cash or increase investments in what we believed to be more attractively valued stocks. The most significant sale was ReliaStar Financial which, as previously discussed, was acquired. Also, during the first half of the period, we greatly reduced our position in Cohu, which makes semiconductor test-handling equipment. We sold our position in Cohu based on our assessment that its stock price became fully valued. Later in the period, the Fund was a significant buyer of Cohu as its stock once again became attractively valued. We established no new positions during the period.

Notable year-over-year dividend increases during the 12-month period came from National Commerce Bancorporation (+44%), Graco (+27%), Leggett & Platt (+22%), Baldor Electric (+18%), Donaldson Company (+17%) and Washington Mutual (+16%).

As the table on page 5 shows, our 10 largest positions on September 30, 2000, comprised 40.5% of the Fund's total net assets. It is interesting to note how these 10 companies would, in the aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 21 years in a row and by 310% in the last 10 years. Their most recent dividend increases averaged 16.1%, for a yield of 1.9% on September 30, 2000, and a dividend payout ratio of 29%. Long-term debt averaged 24% of capitalization, and the average price/earnings ratio was 17.0 on calendar 2000 estimates versus 23.5 for that of the unmanaged S&P 500 on the same date. It is our opinion that these companies are representative of the portfolio's fundamentally high quality. We remain convinced that, over the long term, companies that increase cash payments to shareholders, year after year, will be superior builders of wealth.

Sincerely,



/s/ William J. Lippman

William J. Lippman
President



/s/ Donald G. Taylor

Donald G. Taylor
Senior Portfolio Manager

Franklin Rising Dividends Fund


This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

PERFORMANCE SUMMARY AS OF 9/30/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


CLASS A
One-Year Total Return              +2.95%
Net Asset Value (NAV)              $20.02 (9/30/00)          $21.28 (9/30/99)
Change in NAV                      -$1.26
Distributions (10/1/99-9/30/00)    Dividend Income           $0.1535
                                   Long-Term Capital Gain    $1.6640
--------------------------------------------------------------------------------
                                   Total                     $1.8175
CLASS B
One-Year Total Return              +2.38%
Net Asset Value (NAV)              $19.96 (9/30/00)          $21.23 (9/30/99)
Change in NAV                      -$1.27
Distributions (10/1/99-9/30/00)    Dividend Income           $0.0525
                                   Long-Term Capital Gain    $1.6640
--------------------------------------------------------------------------------
                                   Total                     $1.7165

CLASS C
One-Year Total Return              +2.38%
Net Asset Value (NAV)              $19.92 (9/30/00)          $21.19 (9/30/99)
Change in NAV                      -$1.27
Distributions (10/1/99-9/30/00)    Dividend Income           $0.0510
                                   Long-Term Capital Gain    $1.6640
--------------------------------------------------------------------------------
                                   Total                     $1.7150


Franklin Rising Dividends Fund paid distributions derived from long-term capital gains of $1.6640 per share in December 1999. The Fund hereby designates such distributions as capital gains dividends per Internal Revenue Code 852 (b)(3).


Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                      INCEPTION
CLASS A                           1-YEAR      5-YEAR     10-YEAR      (1/14/87)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         +2.95%     +72.15%    +229.58%     +266.63%

Average Annual Total Return(2)     -2.98%     +10.16%     +12.01%       +9.47%

Value of $10,000 Investment(3)    $9,702     $16,222     $31,073      $34,555


                                                                      INCEPTION
CLASS B                                                  1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                               +2.38%         -7.22%

Average Annual Total Return(2)                           -1.38%         -6.22%

Value of $10,000 Investment(3)                          $9,862         $8,938


                                                                       INCEPTION
CLASS C                                         1-YEAR    5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                       +2.38%   +67.64%        +89.18%

Average Annual Total Return(2)                   +0.45%   +10.67%        +12.27%

Value of $10,000 Investment(3)                 $10,045   $16,600        $18,724


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

We are replacing the Wilshire Target MidCap Growth Index with the Russell MidCap Value Index because the sponsors of the Wilshire Target MidCap Growth Index decided not to publish the holdings that comprise the index, which would make it difficult to determine whether the index continues to provide an appropriate comparison to the portfolio's performance. We believe the new benchmark, the Russell MidCap Value Index, is an appropriate benchmark because many of the holdings that comprise the index are either held by the Fund or are similar to its portfolio holdings. The Russell MidCap Value Index is widely used as a benchmark in the mutual fund industry and information regarding the index is readily available. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of inflation.

AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS A
--------------------------------------------------------------------------------
1-Year                             -2.98%

5-Year                            +10.16%

10-Year                           +12.01%

Since Inception (1/14/87)          +9.47%


Class A (10/1/90-9/30/00)

The following line graph compares the performance of the Franklin Rising Dividends Fund's Class A shares to that of the Russell MidCap Value Index, Wilshire Target MidCap Growth Index, and to the Consumer Price Index based on a $10,000 investment from 10/1/90 to 9/30/00.

     DATE         FRANKLIN   RUSSELL MIDCAP  WILSHIRE TARGET      CPI         RUSSELL     WILSHIRE    CONSUMER
                   RISING      VALUE INDEX    MIDCAP GROWTH                MIDCAP VALUE    TARGET       PRICE
                 DIVIDENDS                        INDEX                                    MIDCAP     INDEX NSA
                   FUND -                                                                  GROWTH
                  CLASS A                                                                    $T
  10/01/1990       $9,428        $10,000         $10,000        $10,000
-----------------------------------------------------------------------------------------------------------------
  10/31/1990       $9,304        $9,595           $9,510        $10,060       -4.05%       -4.90%       0.60%
-----------------------------------------------------------------------------------------------------------------
  11/30/1990      $10,181        $10,446         $10,575        $10,082        8.87%       11.20%       0.22%
-----------------------------------------------------------------------------------------------------------------
  12/31/1990      $10,716        $10,879         $11,205        $10,082        4.14%        5.96%       0.00%
-----------------------------------------------------------------------------------------------------------------
  01/31/1991      $11,079        $11,558         $12,263        $10,143        6.25%        9.44%       0.60%
-----------------------------------------------------------------------------------------------------------------
  02/28/1991      $12,083        $12,482         $13,402        $10,158        7.99%        9.29%       0.15%
-----------------------------------------------------------------------------------------------------------------
  03/31/1991      $12,576        $12,899         $14,253        $10,173        3.34%        6.35%       0.15%
-----------------------------------------------------------------------------------------------------------------
  04/30/1991      $12,682        $13,125         $14,142        $10,188        1.75%       -0.78%       0.15%
-----------------------------------------------------------------------------------------------------------------
  05/31/1991      $13,277        $13,718         $14,927        $10,219        4.52%        5.55%       0.30%
-----------------------------------------------------------------------------------------------------------------
  06/30/1991      $12,964        $13,170         $14,260        $10,249       -3.99%       -4.47%       0.29%
-----------------------------------------------------------------------------------------------------------------
  07/31/1991      $13,341        $13,804         $15,033        $10,264        4.81%        5.42%       0.15%
-----------------------------------------------------------------------------------------------------------------
  08/31/1991      $13,630        $14,204         $15,604        $10,294        2.90%        3.80%       0.29%
-----------------------------------------------------------------------------------------------------------------
  09/30/1991      $13,732        $14,078         $15,621        $10,339       -0.89%        0.11%       0.44%
-----------------------------------------------------------------------------------------------------------------
  10/31/1991      $13,868        $14,348         $16,029        $10,354        1.92%        2.61%       0.15%
-----------------------------------------------------------------------------------------------------------------
  11/30/1991      $13,703        $13,675         $15,359        $10,385       -4.69%       -4.18%       0.29%
-----------------------------------------------------------------------------------------------------------------
  12/31/1991      $14,568        $15,004         $17,408        $10,392        9.72%       13.34%       0.07%
-----------------------------------------------------------------------------------------------------------------
  01/31/1992      $14,656        $15,390         $17,928        $10,407        2.57%        2.99%       0.15%
-----------------------------------------------------------------------------------------------------------------
  02/29/1992      $14,636        $15,964         $18,231        $10,445        3.73%        1.69%       0.36%
-----------------------------------------------------------------------------------------------------------------
  03/31/1992      $14,416        $15,722         $17,504        $10,498       -1.52%       -3.99%       0.51%
-----------------------------------------------------------------------------------------------------------------
  04/30/1992      $14,563        $16,122         $17,087        $10,513        2.55%       -2.38%       0.14%
-----------------------------------------------------------------------------------------------------------------
  05/31/1992      $14,809        $16,272         $16,874        $10,528        0.93%       -1.25%       0.14%
-----------------------------------------------------------------------------------------------------------------
  06/30/1992      $14,567        $16,147         $16,108        $10,565       -0.77%       -4.54%       0.36%
-----------------------------------------------------------------------------------------------------------------
  07/31/1992      $15,138        $16,795         $16,990        $10,588        4.01%        5.48%       0.21%
-----------------------------------------------------------------------------------------------------------------
  08/31/1992      $14,961        $16,304         $16,635        $10,617       -2.92%       -2.09%       0.28%
-----------------------------------------------------------------------------------------------------------------
  09/30/1992      $15,233        $16,630         $16,926        $10,647        2.00%        1.75%       0.28%
-----------------------------------------------------------------------------------------------------------------
  10/31/1992      $15,411        $16,978         $17,617        $10,684        2.09%        4.08%       0.35%
-----------------------------------------------------------------------------------------------------------------
  11/30/1992      $15,906        $17,693         $18,966        $10,699        4.21%        7.66%       0.14%
-----------------------------------------------------------------------------------------------------------------
  12/31/1992      $16,079        $18,257         $19,547        $10,692        3.19%        3.06%      -0.07%
-----------------------------------------------------------------------------------------------------------------
  01/31/1993      $15,920        $18,719         $19,989        $10,744        2.53%        2.26%       0.49%
-----------------------------------------------------------------------------------------------------------------
  02/28/1993      $15,682        $19,123         $19,315        $10,782        2.16%       -3.37%       0.35%
-----------------------------------------------------------------------------------------------------------------
  03/31/1993      $15,806        $19,787         $19,908        $10,819        3.47%        3.07%       0.35%
-----------------------------------------------------------------------------------------------------------------
  04/30/1993      $15,247        $19,439         $19,076        $10,850       -1.76%       -4.18%       0.28%
-----------------------------------------------------------------------------------------------------------------
  05/31/1993      $15,437        $19,876         $20,163        $10,865        2.25%        5.70%       0.14%
-----------------------------------------------------------------------------------------------------------------
  06/30/1993      $15,262        $20,289         $20,296        $10,880        2.08%        0.66%       0.14%
-----------------------------------------------------------------------------------------------------------------
  07/31/1993      $15,272        $20,512         $20,116        $10,880        1.10%       -0.89%       0.00%
-----------------------------------------------------------------------------------------------------------------
  08/31/1993      $15,522        $21,212         $21,135        $10,911        3.41%        5.07%       0.28%
-----------------------------------------------------------------------------------------------------------------
  09/30/1993      $15,528        $21,157         $21,666        $10,934       -0.26%        2.51%       0.21%
-----------------------------------------------------------------------------------------------------------------
  10/31/1993      $15,749        $20,918         $21,781        $10,978       -1.13%        0.53%       0.41%
-----------------------------------------------------------------------------------------------------------------
  11/30/1993      $15,346        $20,435         $21,441        $10,986       -2.31%       -1.56%       0.07%
-----------------------------------------------------------------------------------------------------------------
  12/31/1993      $15,518        $21,109         $22,627        $10,986        3.30%        5.53%       0.00%
-----------------------------------------------------------------------------------------------------------------
  01/31/1994      $15,730        $21,723         $23,425        $11,016        2.91%        3.53%       0.27%
-----------------------------------------------------------------------------------------------------------------
  02/28/1994      $15,154        $21,336         $23,549        $11,053       -1.78%        0.53%       0.34%
-----------------------------------------------------------------------------------------------------------------
  03/31/1994      $14,414        $20,511         $22,148        $11,091       -3.87%       -5.95%       0.34%
-----------------------------------------------------------------------------------------------------------------
  04/30/1994      $14,434        $20,812         $22,237        $11,106        1.47%        0.40%       0.14%
-----------------------------------------------------------------------------------------------------------------
  05/31/1994      $14,627        $20,839         $21,897        $11,114        0.13%       -1.53%       0.07%
-----------------------------------------------------------------------------------------------------------------
  06/30/1994      $14,595        $20,456         $20,793        $11,152       -1.84%       -5.04%       0.34%
-----------------------------------------------------------------------------------------------------------------
  07/31/1994      $14,728        $21,274         $21,300        $11,182        4.00%        2.44%       0.27%
-----------------------------------------------------------------------------------------------------------------
  08/31/1994      $15,359        $22,063         $23,124        $11,227        3.71%        8.56%       0.40%
-----------------------------------------------------------------------------------------------------------------
  09/30/1994      $15,002        $21,373         $22,941        $11,257       -3.13%       -0.79%       0.27%
-----------------------------------------------------------------------------------------------------------------
  10/31/1994      $14,941        $21,354         $23,501        $11,265       -0.09%        2.44%       0.07%
-----------------------------------------------------------------------------------------------------------------
  11/30/1994      $14,573        $20,412         $22,460        $11,279       -4.41%       -4.43%       0.13%
-----------------------------------------------------------------------------------------------------------------
  12/31/1994      $14,715        $20,659         $22,833        $11,279        1.21%        1.66%       0.00%
-----------------------------------------------------------------------------------------------------------------
  01/31/1995      $15,096        $21,241         $22,837        $11,325        2.82%        0.02%       0.40%
-----------------------------------------------------------------------------------------------------------------
  02/28/1995      $15,549        $22,314         $24,207        $11,370        5.05%        6.00%       0.40%
-----------------------------------------------------------------------------------------------------------------
  03/31/1995      $15,885        $22,734         $25,101        $11,407        1.88%        3.69%       0.33%
-----------------------------------------------------------------------------------------------------------------
  04/30/1995      $15,999        $23,216         $25,475        $11,445        2.12%        1.49%       0.33%
-----------------------------------------------------------------------------------------------------------------
  05/31/1995      $16,578        $24,149         $25,892        $11,468        4.02%        1.64%       0.20%
-----------------------------------------------------------------------------------------------------------------
  06/30/1995      $16,760        $24,707         $27,521        $11,491        2.31%        6.29%       0.20%
-----------------------------------------------------------------------------------------------------------------
  07/31/1995      $17,165        $25,569         $29,833        $11,491        3.49%        8.40%       0.00%
-----------------------------------------------------------------------------------------------------------------
  08/31/1995      $17,435        $26,070         $30,289        $11,521        1.96%        1.53%       0.26%
-----------------------------------------------------------------------------------------------------------------
  09/30/1995      $18,050        $26,667         $31,134        $11,544        2.29%        2.79%       0.20%
-----------------------------------------------------------------------------------------------------------------
  10/31/1995      $17,883        $26,147         $30,038        $11,582       -1.95%       -3.52%       0.33%
-----------------------------------------------------------------------------------------------------------------
  11/30/1995      $18,800        $27,577         $31,615        $11,574        5.47%        5.25%      -0.07%
-----------------------------------------------------------------------------------------------------------------
  12/31/1995      $19,166        $27,878         $31,729        $11,566        1.09%        0.36%      -0.07%
-----------------------------------------------------------------------------------------------------------------
  01/31/1996      $19,555        $28,555         $32,278        $11,634        2.43%        1.73%       0.59%
-----------------------------------------------------------------------------------------------------------------
  02/29/1996      $19,796        $28,827         $33,485        $11,671        0.95%        3.74%       0.32%
-----------------------------------------------------------------------------------------------------------------
  03/31/1996      $19,754        $29,435         $33,891        $11,732        2.11%        1.21%       0.52%
-----------------------------------------------------------------------------------------------------------------
  04/30/1996      $19,680        $29,685         $35,900        $11,778        0.85%        5.93%       0.39%
-----------------------------------------------------------------------------------------------------------------
  05/31/1996      $20,239        $29,970         $36,974        $11,800        0.96%        2.99%       0.19%
-----------------------------------------------------------------------------------------------------------------
  06/30/1996      $20,440        $30,003         $34,959        $11,807        0.11%       -5.45%       0.06%
-----------------------------------------------------------------------------------------------------------------
  07/31/1996      $19,784        $28,575         $31,966        $11,829       -4.76%       -8.56%       0.19%
-----------------------------------------------------------------------------------------------------------------
  08/31/1996      $20,239        $29,775         $34,296        $11,852        4.20%        7.29%       0.19%
-----------------------------------------------------------------------------------------------------------------
  09/30/1996      $21,268        $30,868         $35,919        $11,890        3.67%        4.73%       0.32%
-----------------------------------------------------------------------------------------------------------------
  10/31/1996      $21,916        $31,680         $34,902        $11,928        2.63%       -2.83%       0.32%
-----------------------------------------------------------------------------------------------------------------
  11/30/1996      $23,435        $33,669         $36,867        $11,951        6.28%        5.63%       0.19%
-----------------------------------------------------------------------------------------------------------------
  12/31/1996      $23,655        $33,528         $36,381        $11,951       -0.42%       -1.32%       0.00%
-----------------------------------------------------------------------------------------------------------------
  01/31/1997      $24,119        $34,580         $37,436        $11,989        3.14%        2.90%       0.32%
-----------------------------------------------------------------------------------------------------------------
  02/28/1997      $24,775        $35,165         $36,728        $12,026        1.69%       -1.89%       0.31%
-----------------------------------------------------------------------------------------------------------------
  03/31/1997      $24,003        $34,096         $34,484        $12,056       -3.04%       -6.11%       0.25%
-----------------------------------------------------------------------------------------------------------------
  04/30/1997      $24,604        $34,955         $35,663        $12,071        2.52%        3.42%       0.12%
-----------------------------------------------------------------------------------------------------------------
  05/31/1997      $26,476        $37,014         $38,613        $12,063        5.89%        8.27%      -0.06%
-----------------------------------------------------------------------------------------------------------------
  06/30/1997      $27,416        $38,387         $39,952        $12,078        3.71%        3.47%       0.12%
-----------------------------------------------------------------------------------------------------------------
  07/31/1997      $29,757        $41,235         $42,777        $12,092        7.42%        7.07%       0.12%
-----------------------------------------------------------------------------------------------------------------
  08/31/1997      $29,144        $40,753         $42,448        $12,115       -1.17%       -0.77%       0.19%
-----------------------------------------------------------------------------------------------------------------
  09/30/1997      $30,647        $43,280         $45,241        $12,146        6.20%        6.58%       0.25%
-----------------------------------------------------------------------------------------------------------------
  10/31/1997      $29,896        $41,964         $43,083        $12,176       -3.04%       -4.77%       0.25%
-----------------------------------------------------------------------------------------------------------------
  11/30/1997      $30,613        $43,378         $43,337        $12,169        3.37%        0.59%      -0.06%
-----------------------------------------------------------------------------------------------------------------
  12/31/1997      $31,308        $45,040         $43,705        $12,154        3.83%        0.85%      -0.12%
-----------------------------------------------------------------------------------------------------------------
  01/31/1998      $31,166        $44,166         $43,399        $12,177       -1.94%       -0.70%       0.19%
-----------------------------------------------------------------------------------------------------------------
  02/28/1998      $33,643        $47,116         $46,976        $12,200        6.68%        8.24%       0.19%
-----------------------------------------------------------------------------------------------------------------
  03/31/1998      $34,570        $49,542         $47,727        $12,223        5.15%        1.60%       0.19%
-----------------------------------------------------------------------------------------------------------------
  04/30/1998      $34,428        $49,265         $48,061        $12,245       -0.56%        0.70%       0.18%
-----------------------------------------------------------------------------------------------------------------
  05/31/1998      $33,110        $48,117         $45,360        $12,267       -2.33%       -5.62%       0.18%
-----------------------------------------------------------------------------------------------------------------
  06/30/1998      $32,671        $48,271         $45,088        $12,282        0.32%       -0.60%       0.12%
-----------------------------------------------------------------------------------------------------------------
  07/31/1998      $31,560        $45,824         $42,410        $12,297       -5.07%       -5.94%       0.12%
-----------------------------------------------------------------------------------------------------------------
  08/31/1998      $26,547        $39,381         $33,805        $12,312       -14.06%      -20.29%      0.12%
-----------------------------------------------------------------------------------------------------------------
  09/30/1998      $27,874        $41,681         $35,478        $12,326        5.84%        4.95%       0.12%
-----------------------------------------------------------------------------------------------------------------
  10/31/1998      $30,825        $44,382         $38,285        $12,356        6.48%        7.91%       0.24%
-----------------------------------------------------------------------------------------------------------------
  11/30/1998      $31,939        $45,940         $40,497        $12,356        3.51%        5.78%       0.00%
-----------------------------------------------------------------------------------------------------------------
  12/31/1998      $33,194        $47,336         $43,235        $12,349        3.04%        6.76%      -0.06%
-----------------------------------------------------------------------------------------------------------------
  01/31/1999      $31,446        $46,233         $42,219        $12,378       -2.33%       -2.35%       0.24%
-----------------------------------------------------------------------------------------------------------------
  02/28/1999      $30,332        $45,216         $38,850        $12,393       -2.20%       -7.98%       0.12%
-----------------------------------------------------------------------------------------------------------------
  03/31/1999      $30,138        $45,863         $39,538        $12,430        1.43%        1.77%       0.30%
-----------------------------------------------------------------------------------------------------------------
  04/30/1999      $32,471        $50,206         $43,068        $12,521        9.47%        8.93%       0.73%
-----------------------------------------------------------------------------------------------------------------
  05/31/1999      $32,810        $50,417         $43,917        $12,521        0.42%        1.97%       0.00%
-----------------------------------------------------------------------------------------------------------------
  06/30/1999      $33,998        $50,991         $46,152        $12,521        1.14%        5.09%       0.00%
-----------------------------------------------------------------------------------------------------------------
  07/31/1999      $33,446        $49,717         $45,898        $12,559       -2.50%       -0.55%       0.30%
-----------------------------------------------------------------------------------------------------------------
  08/31/1999      $32,044        $47,996         $44,085        $12,589       -3.46%       -3.95%       0.24%
-----------------------------------------------------------------------------------------------------------------
  09/30/1999      $30,184        $45,568         $43,490        $12,649       -5.06%       -1.35%       0.48%
-----------------------------------------------------------------------------------------------------------------
  10/31/1999      $30,454        $46,912         $44,964        $12,672        2.95%        3.39%       0.18%
-----------------------------------------------------------------------------------------------------------------
  11/30/1999      $30,085        $46,054         $46,682        $12,680       -1.83%        3.82%       0.06%
-----------------------------------------------------------------------------------------------------------------
  12/31/1999      $29,780        $47,288         $50,109        $12,680        2.68%        7.34%       0.00%
-----------------------------------------------------------------------------------------------------------------
  01/31/2000      $28,361        $44,460         $45,549        $12,718       -5.98%       -9.10%       0.30%
-----------------------------------------------------------------------------------------------------------------
  02/29/2000      $28,268        $42,602         $49,930        $12,793       -4.18%        9.62%       0.59%
-----------------------------------------------------------------------------------------------------------------
  03/31/2000      $30,684        $47,765         $53,775        $12,897       12.12%        7.70%       0.82%
-----------------------------------------------------------------------------------------------------------------
  04/30/2000      $30,544        $47,956         $52,017        $12,905        0.40%       -3.27%       0.06%
-----------------------------------------------------------------------------------------------------------------
  05/31/2000      $31,055        $48,781         $50,493        $12,921        1.72%       -2.93%       0.12%
-----------------------------------------------------------------------------------------------------------------
  06/30/2000      $29,359        $46,961         $51,452        $12,988       -3.73%        1.90%       0.52%
-----------------------------------------------------------------------------------------------------------------
  07/31/2000      $29,080        $48,060         $52,224        $13,018        2.34%        1.50%       0.23%
-----------------------------------------------------------------------------------------------------------------
  08/31/2000      $30,768        $51,006         $56,156        $13,018        6.13%        7.53%       0.00%
-----------------------------------------------------------------------------------------------------------------
  09/30/2000      $31,073        $51,496         $55,213        $13,085        0.96%       -1.68%       0.52%
-----------------------------------------------------------------------------------------------------------------

Past performance does not guarantee future results.

CLASS B (1/1/99-9/30/00)

The following line graph compares the performance of the Franklin Rising Dividends Fund's Class B shares to that of the Russell MidCap Value Index, Wilshire Target MidCap Growth Index, and to the Consumer Price Index based on a $10,000 investment from 1/1/99 to 9/30/00.


     DATE         FRANKLIN    RUSSELL MIDCAP     WILSHIRE        CPI        RUSSELL      WILSHIRE     CONSUMER
                   RISING       VALUE INDEX   TARGET MIDCAP                 MIDCAP    TARGET MIDCAP     PRICE
                  DIVIDENDS                    GROWTH INDEX               VALUE INDEX   GROWTH $T     INDEX NSA
                    FUND -
                   CLASS B
---------------------------------------------------------------------------------------------------------------
  01/01/1999       $10,000        $10,000        $10,000       $10,000
  01/31/1999       $9,473         $9,767          $9,765       $10,024      -2.33%        -2.35%        0.24%
  02/28/1999       $9,133         $9,552          $8,986       $10,036      -2.20%        -7.98%        0.12%
  03/31/1999       $9,075         $9,689          $9,145       $10,066       1.43%         1.77%        0.30%
  04/30/1999       $9,774         $10,606         $9,961       $10,140       9.47%         8.93%        0.73%
  05/31/1999       $9,867         $10,651        $10,158       $10,140       0.42%         1.97%        0.00%
  06/30/1999       $10,222        $10,772        $10,675       $10,140       1.14%         5.09%        0.00%
  07/31/1999       $10,051        $10,503        $10,616       $10,170      -2.50%        -0.55%        0.30%
  08/31/1999       $9,625         $10,140        $10,197       $10,194      -3.46%        -3.95%        0.24%
  09/30/1999       $9,063         $9,626         $10,059       $10,243      -5.06%        -1.35%        0.48%
  10/31/1999       $9,140         $9,910         $10,400       $10,262       2.95%         3.39%        0.18%
  11/30/1999       $9,024         $9,729         $10,797       $10,268      -1.83%         3.82%        0.06%
  12/31/1999       $8,930         $9,990         $11,590       $10,268       2.68%         7.34%        0.00%
  01/31/2000       $8,498         $9,392         $10,535       $10,299      -5.98%        -9.10%        0.30%
  02/29/2000       $8,471         $9,000         $11,549       $10,360      -4.18%         9.62%        0.59%
  03/31/2000       $9,194         $10,091        $12,438       $10,444      12.12%         7.70%        0.82%
  04/30/2000       $9,147         $10,131        $12,031       $10,451       0.40%        -3.27%        0.06%
  05/31/2000       $9,291         $10,305        $11,679       $10,463       1.72%        -2.93%        0.12%
  06/30/2000       $8,780         $9,921         $11,901       $10,518      -3.73%         1.90%        0.52%
  07/31/2000       $8,692         $10,153        $12,079       $10,542       2.34%         1.50%        0.23%
  08/31/2000       $9,194         $10,775        $12,989       $10,542       6.13%         7.53%        0.00%
  09/30/2000       $8,938         $10,879        $12,770       $10,597       0.96%        -1.68%        0.52%

AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS B
--------------------------------------------------------------------------------
1-Year                                       -1.38%

Since Inception (1/1/99)                     -6.22%

CLASS C (5/1/95-9/30/00)


The following line graph compares the performance of the Franklin Rising Dividends Fund's Class C shares to that of the Russell MidCap Value Index, Wilshire Target MidCap Growth Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 9/30/00.


     DATE         FRANKLIN    RUSSELL MIDCAP     WILSHIRE        CPI        RUSSELL      WILSHIRE     CONSUMER
                   RISING       VALUE INDEX   TARGET MIDCAP                 MIDCAP    TARGET MIDCAP     PRICE
                  DIVIDENDS                    GROWTH INDEX                  VALUE      GROWTH $T     INDEX NSA
                   FUND -
                  CLASS C
-----------------------------------------------------------------------------------------------------------------
  05/01/1995       $9,897         $10,000        $10,000       $10,000
  05/31/1995       $10,282        $10,402        $10,164       $10,020       4.02%        1.64%         0.20%
  06/30/1995       $10,390        $10,642        $10,803       $10,040       2.31%        6.29%         0.20%
  07/31/1995       $10,635        $11,014        $11,711       $10,040       3.49%        8.40%         0.00%
  08/31/1995       $10,796        $11,230        $11,890       $10,066       1.96%        1.53%         0.26%
  09/30/1995       $11,169        $11,487        $12,222       $10,086       2.29%        2.79%         0.20%
  10/31/1995       $11,059        $11,263        $11,791       $10,120      -1.95%       -3.52%         0.33%
  11/30/1995       $11,622        $11,879        $12,411       $10,112       5.47%        5.25%        -0.07%
  12/31/1995       $11,842        $12,008        $12,455       $10,105       1.09%        0.36%        -0.07%
  01/31/1996       $12,076        $12,300        $12,671       $10,165       2.43%        1.73%         0.59%
  02/29/1996       $12,219        $12,417        $13,145       $10,198       0.95%        3.74%         0.32%
  03/31/1996       $12,184        $12,679        $13,304       $10,251       2.11%        1.21%         0.52%
  04/30/1996       $12,125        $12,787        $14,093       $10,291       0.85%        5.93%         0.39%
  05/31/1996       $12,471        $12,909        $14,514       $10,310       0.96%        2.99%         0.19%
  06/30/1996       $12,591        $12,924        $13,723       $10,316       0.11%       -5.45%         0.06%
  07/31/1996       $12,180        $12,308        $12,548       $10,336      -4.76%       -8.56%         0.19%
  08/31/1996       $12,461        $12,825        $13,463       $10,356       4.20%        7.29%         0.19%
  09/30/1996       $13,086        $13,296        $14,100       $10,389       3.67%        4.73%         0.32%
  10/31/1996       $13,479        $13,646        $13,701       $10,422       2.63%       -2.83%         0.32%
  11/30/1996       $14,402        $14,503        $14,472       $10,442       6.28%        5.63%         0.19%
  12/31/1996       $14,533        $14,442        $14,281       $10,442      -0.42%       -1.32%         0.00%
  01/31/1997       $14,818        $14,895        $14,695       $10,475       3.14%        2.90%         0.32%
  02/28/1997       $15,209        $15,147        $14,417       $10,508       1.69%       -1.89%         0.31%
  03/31/1997       $14,735        $14,687        $13,537       $10,534      -3.04%       -6.11%         0.25%
  04/30/1997       $15,090        $15,057        $14,000       $10,547       2.52%        3.42%         0.12%
  05/31/1997       $16,235        $15,944        $15,157       $10,540       5.89%        8.27%        -0.06%
  06/30/1997       $16,809        $16,535        $15,683       $10,553       3.71%        3.47%         0.12%
  07/31/1997       $18,228        $17,762        $16,792       $10,565       7.42%        7.07%         0.12%
  08/31/1997       $17,850        $17,554        $16,663       $10,586      -1.17%       -0.77%         0.19%
  09/30/1997       $18,761        $18,643        $17,759       $10,612       6.20%        6.58%         0.25%
  10/31/1997       $18,293        $18,076        $16,912       $10,639      -3.04%       -4.77%         0.25%
  11/30/1997       $18,719        $18,685        $17,012       $10,632       3.37%        0.59%        -0.06%
  12/31/1997       $19,143        $19,401        $17,156       $10,619       3.83%        0.85%        -0.12%
  01/31/1998       $19,048        $19,024        $17,036       $10,640      -1.94%       -0.70%         0.19%
  02/28/1998       $20,552        $20,295        $18,440       $10,660       6.68%        8.24%         0.19%
  03/31/1998       $21,114        $21,340        $18,735       $10,680       5.15%        1.60%         0.19%
  04/30/1998       $21,019        $21,221        $18,866       $10,699      -0.56%        0.70%         0.18%
  05/31/1998       $20,204        $20,726        $17,806       $10,719      -2.33%       -5.62%         0.18%
  06/30/1998       $19,926        $20,793        $17,699       $10,731       0.32%       -0.60%         0.12%
  07/31/1998       $19,238        $19,738        $16,648       $10,744      -5.07%       -5.94%         0.12%
  08/31/1998       $16,174        $16,963        $13,270       $10,757     -14.06%      -20.29%         0.12%
  09/30/1998       $16,983        $17,954        $13,927       $10,770       5.84%        4.95%         0.12%
  10/31/1998       $18,764        $19,117        $15,029       $10,796       6.48%        7.91%         0.24%
  11/30/1998       $19,437        $19,788        $15,897       $10,796       3.51%        5.78%         0.00%
  12/31/1998       $20,188        $20,390        $16,972       $10,789       3.04%        6.76%        -0.06%
  01/31/1999       $19,120        $19,915        $16,573       $10,815      -2.33%       -2.35%         0.24%
  02/28/1999       $18,439        $19,477        $15,250       $10,828      -2.20%       -7.98%         0.12%
  03/31/1999       $18,312        $19,755        $15,520       $10,861       1.43%        1.77%         0.30%
  04/30/1999       $19,718        $21,626        $16,906       $10,940       9.47%        8.93%         0.73%
  05/31/1999       $19,908        $21,717        $17,239       $10,940       0.42%        1.97%         0.00%
  06/30/1999       $20,622        $21,964        $18,117       $10,940       1.14%        5.09%         0.00%
  07/31/1999       $20,277        $21,415        $18,017       $10,973      -2.50%       -0.55%         0.30%
  08/31/1999       $19,422        $20,674        $17,306       $10,999      -3.46%       -3.95%         0.24%
  09/30/1999       $18,289        $19,628        $17,072       $11,052      -5.06%       -1.35%         0.48%
  10/31/1999       $18,435        $20,207        $17,651       $11,072       2.95%        3.39%         0.18%
  11/30/1999       $18,202        $19,837        $18,325       $11,079      -1.83%        3.82%         0.06%
  12/31/1999       $18,014        $20,369        $19,670       $11,079       2.68%        7.34%         0.00%
  01/31/2000       $17,142        $19,151        $17,880       $11,112      -5.98%       -9.10%         0.30%
  02/29/2000       $17,095        $18,350        $19,600       $11,177      -4.18%        9.62%         0.59%
  03/31/2000       $18,550        $20,575        $21,109       $11,269      12.12%        7.70%         0.82%
  04/30/2000       $18,465        $20,657        $20,419       $11,276       0.40%       -3.27%         0.06%
  05/31/2000       $18,756        $21,012        $19,821       $11,289       1.72%       -2.93%         0.12%
  06/30/2000       $17,723        $20,228        $20,197       $11,348      -3.73%        1.90%         0.52%
  07/31/2000       $17,545        $20,702        $20,500       $11,374       2.34%        1.50%         0.23%
  08/31/2000       $18,559        $21,971        $22,044       $11,374       6.13%        7.53%         0.00%
  09/30/2000       $18,724        $22,182        $21,674       $11,433       0.96%       -1.68%         0.52%


AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                        +0.45%

5-Year                                       +10.67%

Since Inception (5/1/95)                     +12.27%


*Source: Standard & Poor's Micropal.

The Russell MidCap Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

The Wilshire Target MidCap Growth Index consists of companies that overlay the large and small company universes and are selected from company 501 to 1250 of the Wilshire 5000. The market capitalization range is from approximately $4.5 billion to $650 million. Key variables used for the value portfolio screenings include price/earnings ratio, price-to-book and yield.

Past performance does not guarantee future results.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights

                                                                                        CLASS A
                                                    -------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                       2000             1999             1998             1997              1996
                                                    -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $     21.28      $     21.53      $     26.93      $     20.03      $     17.31
                                                    -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .......................           .16              .15              .13              .16              .28
 Net realized and unrealized gains (losses) .....           .40             1.76            (2.22)            8.23             2.78
                                                    -------------------------------------------------------------------------------
Total from investment operations ................           .56             1.91            (2.09)            8.39             3.06
                                                    -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................          (.15)            (.17)            (.11)            (.18)            (.34)
 Net realized gains .............................         (1.67)           (1.99)           (3.20)           (1.31)            --
                                                    -------------------------------------------------------------------------------
Total distributions .............................         (1.82)           (2.16)           (3.31)           (1.49)            (.34)
                                                    -------------------------------------------------------------------------------
Net asset value, end of year ....................   $     20.02      $     21.28      $     21.53      $     26.93      $     20.03
                                                    ===============================================================================

Total return(b) .................................          2.95%            8.29%           (9.05)%          44.10%           17.83%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $   261,571      $   363,918      $   407,336      $   394,873      $   277,746
Ratios to average net assets:
 Expenses .......................................          1.58%            1.43%            1.39%            1.41%            1.40%
 Net investment income ..........................           .81%             .66%             .51%             .71%            1.49%
Portfolio turnover rate .........................         11.91%           14.04%           23.99%           39.47%           31.55%


(a)Based on average shares outstanding effective year ended September 30, 1999.

(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights (continued)


                                                               CLASS B
                                                        ---------------------
                                                             YEAR ENDED
                                                            SEPTEMBER 30,
                                                          2000       1999(d)
                                                        ---------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................     $21.23    $23.54
                                                        ---------------------
Income from investment operations:
 Net investment income(a) ...........................        .06       .04
 Net realized and unrealized gains (losses) .........        .39     (2.24)
                                                        ---------------------
Total from investment operations ....................        .45     (2.20)
                                                        ---------------------
Less distributions from:
 Net investment income ..............................       (.05)     (.11)
 Net realized gains .................................      (1.67)       --
                                                        ---------------------
Total distributions .................................      (1.72)     (.11)
                                                        ---------------------
Net asset value, end of year ........................     $19.96    $21.23
                                                        =====================

Total return(b) .....................................       2.38%    (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................     $1,684    $1,477
Ratios to average net assets:
 Expenses ...........................................       2.13%     1.98%(c)
 Net investment income ..............................        .27%      .24%(c)
Portfolio turnover rate .............................      11.91%    14.04%

(a) Based on average shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) Annualized

(d) For the period January 1, 1999 (effective date) to September 30, 1999.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Highlights (continued)


                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                       --------------------------------------------------------------------------
                                                          2000            1999            1998            1997            1996
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................    $    21.19      $    21.45      $    26.85      $    19.98      $    17.28
                                                       --------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .........................           .06             .03            --               .08             .21
 Net realized and unrealized gains (losses) .......           .39            1.75           (2.20)           8.17            2.74
                                                       --------------------------------------------------------------------------
Total from investment operations ..................           .45            1.78           (2.20)           8.25            2.95
                                                       --------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.05)           (.05)           --              (.07)           (.25)
 Net realized gains ...............................         (1.67)          (1.99)          (3.20)          (1.31)           --
                                                       --------------------------------------------------------------------------
Total distributions ...............................         (1.72)          (2.04)          (3.20)          (1.38)           (.25)
                                                       --------------------------------------------------------------------------
Net asset value, end of year ......................    $    19.92      $    21.19      $    21.45      $    26.85      $    19.98
                                                       ==========================================================================
Total return(b) ...................................          2.38%           7.69%          (9.48)%         43.37%          17.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................    $   23,870      $   40,544      $   43,790      $   14,526      $    3,882
Ratios to average net assets:
 Expenses .........................................          2.07%           1.98%           1.94%           1.95%           1.95%
 Net investment income (loss) .....................           .30%            .11%           (.05)%           .17%            .94%
Portfolio turnover rate ...........................         11.91%          14.04%          23.99%          39.47%          31.55%


(a) Based on average shares outstanding effective year ended September 30, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000



                                                          SHARES        VALUE
--------------------------------------------------------------------------------
 COMMON STOCKS 97.4%

 COMMERCIAL SERVICES 1.1%
 Wallace Computer Services Inc. .......................   197,000    $ 3,004,250
                                                                     -----------
 CONSUMER DURABLES 5.1%
 Leggett & Platt Inc. .................................   678,100     10,722,456
 Newell Rubbermaid Inc. ...............................   165,600      3,777,750
                                                                     -----------
                                                                      14,500,206
                                                                     -----------
 CONSUMER NON-DURABLES 11.4%
 Alberto-Culver Co., A ................................   496,900     12,453,556
 Block Drug Co. Inc., A ...............................   171,074      7,377,566
 Lancaster Colony Corp. ...............................   164,900      4,050,356
 Philip Morris Cos. Inc. ..............................    96,500      2,840,719
 Universal Corp. ......................................   209,600      6,157,000
                                                                     -----------
                                                                      32,879,197
                                                                     -----------
 ELECTRONIC TECHNOLOGY 5.3%
 Cohu Inc. ............................................   541,800      8,296,313
 Diebold Inc. .........................................   261,800      6,954,063
                                                                     -----------
                                                                      15,250,376
                                                                     -----------
 ENERGY MINERALS 1.9%
 Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ...    89,700      5,376,394
                                                                     -----------
 FINANCE 17.9%
 Mercantile Bankshares Corp. ..........................   169,950      6,168,654
 National Commerce Bancorp ............................   521,300     10,393,419
 State Street Corp. ...................................    66,200      8,606,000
 Trustco Bank Corp., N.Y. shs. ........................   397,446      4,893,554
 U.S. Bancorp .........................................   210,200      4,782,050
 Washington Mutual Inc. ...............................   297,600     11,848,200
 Wilmington Trust Corp. ...............................    89,200      4,783,350
                                                                     -----------
                                                                      51,475,227
                                                                     -----------
 GOVERNMENT SPONSORED CORPORATION 1.3%
 Fannie Mae ...........................................    52,800      3,775,200
                                                                     -----------
 HEALTH TECHNOLOGY 8.9%
 Becton, Dickinson & Co. ..............................   101,200      2,675,475
 Pall Corp. ...........................................   392,300      7,821,481
 Superior Uniform Group Inc. ..........................   230,200      1,740,888
 West Pharmaceutical Services Inc. ....................   571,300     13,282,725
                                                                     -----------
                                                                      25,520,569
                                                                     -----------
 MULTI-LINE INSURANCE 2.0%
 American International Group Inc. ....................    59,577      5,700,774
                                                                     -----------
 NON-ENERGY MINERALS 1.2%
 Nucor Corp. ..........................................   111,900      3,370,988
                                                                     -----------
 PROCESS INDUSTRIES 8.1%
 Bemis Co. Inc. .......................................   255,300      8,201,513
 Brady Corp., A .......................................    81,700      2,471,425

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)



                                                                                            SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)

    PROCESS INDUSTRIES (CONT.)
    Donaldson Co. Inc. .................................................................     68,900    $  1,515,800
    Myers Industries Inc. ..............................................................    480,577       6,097,321
    PolyOne Corp. ......................................................................    158,400       1,158,300
    Sherwin-Williams Co. ...............................................................    182,100       3,892,388
                                                                                                       ------------
                                                                                                         23,336,747
                                                                                                       ------------
    PRODUCER MANUFACTURING 16.5%
    Baldor Electric Co. ................................................................    326,766       6,637,434
    CIRCOR International Inc. ..........................................................    220,300       2,271,844
    Dover Corp. ........................................................................    188,400       8,843,025
    General Electric Co. ...............................................................     15,800         911,463
    Graco Inc. .........................................................................    170,300       5,492,175
    Kaydon Corp. .......................................................................    272,600       6,269,800
    Kimball International Inc., B ......................................................    145,300       2,597,238
    Superior Industries International Inc. .............................................    151,200       4,536,000
    Teleflex Inc. ......................................................................    272,400       9,363,750
    Watts Industries Inc., A ...........................................................     47,700         477,000
                                                                                                       ------------
                                                                                                         47,399,729
                                                                                                       ------------
    PROPERTY-CASUALTY INSURERS 4.0%
    Harleysville Group Inc. ............................................................     75,300       1,431,877
    Mercury General Corp. ..............................................................    133,800       3,788,213
    RLI Corp. ..........................................................................    164,262       6,334,353
                                                                                                       ------------
                                                                                                         11,554,443
                                                                                                       ------------
    RETAIL TRADE 8.8%
    Family Dollar Stores Inc. ..........................................................  1,025,900      19,748,570
    The Limited Inc. ...................................................................    153,410       3,384,608
    Schultz Sav-O Stores Inc. ..........................................................    184,900       2,022,344
                                                                                                       ------------
                                                                                                         25,155,522
                                                                                                       ------------
    TECHNOLOGY SERVICES 3.9%
    Reynolds & Reynolds Co., A .........................................................    568,900      11,306,888
                                                                                                       ------------
    TOTAL COMMON STOCKS (COST $232,929,473) ............................................                279,606,510
                                                                                                       ------------
(a) SHORT TERM INVESTMENTS 2.1%
    Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $5,947,008) ....  5,947,008       5,947,008
                                                                                                       ------------
    TOTAL INVESTMENTS (COST $238,876,481) 99.5% ........................................                285,553,518
    OTHER ASSETS, LESS LIABILITIES .5% .................................................                  1,571,327
                                                                                                       ------------
    NET ASSETS 100.0% ..................................................................               $287,124,845
                                                                                                       ============


(a)The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.


                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000


Assets:
 Investments in securities:
  Cost .............................................................................................    $ 238,876,481
                                                                                                        =============
  Value ............................................................................................      285,553,518
 Receivables:
  Investment securities sold .......................................................................        2,300,585
  Capital shares sold ..............................................................................           85,658
  Dividends and interest ...........................................................................          458,001
                                                                                                        -------------
      Total assets .................................................................................      288,397,762
                                                                                                        -------------
Liabilities:
 Payables:
  Capital shares redeemed ..........................................................................          510,377
  Affiliates .......................................................................................          452,900
  Shareholders .....................................................................................          196,734
 Other liabilities .................................................................................          112,906
                                                                                                        -------------
      Total liabilities ............................................................................        1,272,917
                                                                                                        -------------
       Net assets, at value ........................................................................    $ 287,124,845
                                                                                                        =============
Net assets consist of:
 Undistributed net investment income ...............................................................    $     509,498
 Net unrealized appreciation .......................................................................       46,677,037
 Accumulated net realized loss .....................................................................       (1,994,194)
 Capital shares ....................................................................................      241,932,504
                                                                                                        -------------
       Net assets, at value ........................................................................    $ 287,124,845
                                                                                                        =============
CLASS A:
 Net asset value per share* ($261,570,794 / 13,067,415 shares outstanding) .........................    $       20.02
                                                                                                        =============
 Maximum offering price per share ($20.02 / 94.25%) ................................................    $       21.24
                                                                                                        =============
CLASS B:
 Net asset value and maximum offering price per share* ($1,684,116 / 84,360 shares outstanding) ....    $       19.96
                                                                                                        =============
CLASS C:
 Net asset value per share* ($23,869,935 / 1,198,449 shares outstanding) ...........................    $       19.92
                                                                                                        =============
 Maximum offering price per share ($19.92 / 99.00%) ................................................    $       20.12
                                                                                                        =============

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000


Investment income:
(net of foreign taxes and fees of $18,597)
 Dividends .................................................    $ 7,743,523
 Interest ..................................................        142,953
                                                                -----------
      Total investment income ..............................      7,886,476
                                                                -----------
Expenses:
 Management fees (Note 3) ..................................      2,471,863
 Distribution fees (Note 3)
  Class A ..................................................      1,333,341
  Class B ..................................................         15,818
  Class C ..................................................        277,199
 Transfer agent fees (Note 3) ..............................        902,502
 Accounting fees (Note 3) ..................................         40,000
 Custodian fees ............................................          1,265
 Reports to shareholders ...................................        144,015
 Registration and filing fees ..............................         47,713
 Professional fees (Note 3) ................................        100,245
 Trustees' fees and expenses ...............................         18,143
 Other .....................................................         17,269
                                                                -----------
      Total expenses .......................................      5,369,373
                                                                -----------
       Net investment income ...............................      2,517,103
                                                                -----------
Realized and unrealized gains (losses):
 Net realized loss from investments ........................       (706,049)
 Net unrealized appreciation on investments ................      3,602,886
                                                                -----------
Net realized and unrealized gain ...........................      2,896,837
                                                                -----------
Net increase in net assets resulting from operations .......    $ 5,413,940
                                                                ===========

                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                          2000              1999
                                                                     -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................................    $   2,517,103     $   2,862,389
  Net realized gain (loss) from investments .....................         (706,049)       29,517,292
  Net unrealized appreciation on investments ....................        3,602,886         8,111,808
                                                                     -------------------------------
      Net increase in net assets resulting from operations ......        5,413,940        40,491,489
 Distributions to shareholders from:
  Net investment income:
   Class A ......................................................       (2,286,347)       (3,135,285)
   Class B ......................................................           (4,239)           (3,328)
   Class C ......................................................          (74,219)         (101,566)
  Net realized gains:
   Class A ......................................................      (27,626,225)      (36,887,240)
   Class B ......................................................         (125,676)             --
   Class C ......................................................       (2,881,817)       (4,228,827)
                                                                     -------------------------------
 Total distributions to shareholders ............................      (32,998,523)      (44,356,246)
 Capital share transactions: (Note 2)
   Class A ......................................................      (77,576,033)      (40,213,823)
   Class B ......................................................          299,574         1,601,916
   Class C ......................................................      (13,952,588)       (2,710,610)
                                                                     -------------------------------
 Total capital share transactions ...............................      (91,229,047)      (41,322,517)
      Net decrease in net assets ................................     (118,813,630)      (45,187,274)
Net assets:
 Beginning of year ..............................................      405,938,475       451,125,749
                                                                     -------------------------------
 End of year ....................................................    $ 287,124,845     $ 405,938,475
                                                                     ===============================
Undistributed net investment income included in net assets:
 End of year ....................................................    $     509,498     $     356,764
                                                                     ===============================


                       See notes to financial statements.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund seeks to provide growth and income.

On October 26, 1999, the Shareholders approved an Agreement and Plan of Reorganization whereby the Fund would be reorganized and its domicile changed from a Massachusetts business trust to a Delaware business trust.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                               YEAR ENDED SEPTEMBER 30,
                                                            ----------------------------------------------------------------
                                                                      2000                                 1999*
                                                            ----------------------------------------------------------------
                                                              SHARES          AMOUNT              SHARES           AMOUNT
                                                            ----------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................................        3,156,540     $  62,357,789         4,288,915     $  98,522,630
 Shares issued in reinvestment of distributions .....        1,321,454        25,622,053         1,507,550        34,188,280
 Shares redeemed ....................................       (8,509,483)     (165,555,875)       (7,615,475)     (172,924,733)
                                                            ----------------------------------------------------------------
 Net decrease .......................................       (4,031,489)    $ (77,576,033)       (1,819,010)    $ (40,213,823)
                                                            ================================================================
CLASS B SHARES:
 Shares sold ........................................           39,937     $     784,493            70,665     $   1,626,168
 Shares issued in reinvestment of distributions .....            6,198           119,917               131             2,962
 Shares redeemed ....................................          (31,319)         (604,836)           (1,252)          (27,214)
                                                            ----------------------------------------------------------------
 Net increase .......................................           14,816     $     299,574            69,544     $   1,601,916
                                                            ================================================================
CLASS C SHARES:
 Shares sold ........................................          245,683     $   4,822,593           869,142     $  19,694,412
 Shares issued in reinvestment of distributions .....          136,866         2,641,358           172,643         3,899,442
 Shares redeemed ....................................       (1,097,777)      (21,416,539)       (1,169,620)      (26,304,464)
                                                            ----------------------------------------------------------------
 Net decrease .......................................         (715,228)    $ (13,952,588)         (127,835)    $  (2,710,610)
                                                            ================================================================

*For the period January 1, 1999 (effective date) to September 30, 1999, for Class B.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisory Services, LLC (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:

ANNUALIZED
 FEE RATE         AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
   .750%          First $500 million
   .625%          Over $500 million, up to and including $1 billion
   .500%          In excess of $1 billion

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

The Fund also pays accounting fees to Advisory Services.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .50%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $49,573 and $23,575, respectively.

The Fund paid transfer agent fees of $902,502, of which $620,895 was paid to Investor Services.

Included in professional fees are legal fees of $78,735 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

At September 30, 2000, the Fund had tax basis capital losses of $290,324, which may be carried over to offset future capital gains. Such losses expire in 2008.

At September 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $240,580,351 was as follows:

        Unrealized appreciation ........    $ 72,974,983
        Unrealized depreciation ........     (28,001,816)
                                            ------------
        Net unrealized appreciation ....    $ 44,973,167
                                            ============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2000, aggregated $38,587,077 and $162,424,571, respectively.

FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF FRANKLIN MANAGED TRUST:

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 2, 2000

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FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND
Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2000.


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